Operating Profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration [abstract]
Audit	£ 29.1	£ 26.2	£ 27.7
Taxation compliance		0.1	0.2
Taxation advice			0.1
Audit related and other assurance services	1.2	3.0	1.0
All other services	0.1	0.5	0.2
Total audit-related and non-audit services	1.3	3.6	1.5
Auditors remuneration	30.4	29.8	29.2
Pension schemes [member]
Auditor's remuneration [abstract]
Audit	0.2	0.3	0.3
All other services			0.1
GLAXOSMITHKLINE PLC [member]
Auditor's remuneration [abstract]
Audit	15.6	13.3	11.5
Subsidiaries [member]
Auditor's remuneration [abstract]
Audit	£ 13.5	£ 12.9	£ 16.2